NET LOSS PER SHARE (Schedule of Details of Number of Shares and Loss Used in Computation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic and diluted loss from continuing operation, Weighted average number of shares	27,113,617	23,341,040	21,862,169
Basic and diluted loss from continuing operation, Loss	$ (5,665)	$ (14,533)	$ (18,885)
Basic and diluted profit (loss) from discontinued operation, Weighted average number of shares	27,113,617	23,341,040
Basic and diluted profit (loss) from discontinued operation, Loss	$ 4,608	$ (7,616)